TANGIBLE ASSETS - Impairments and Derecognitions of Tangible Assets (Details) $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($) oz	Dec. 31, 2020 USD ($) oz	Dec. 31, 2019 USD ($) oz
Disclosure of detailed information about property, plant and equipment [line items]
Commodity price, long-term estimate, significant unobservable inputs, assets (USD per ounce) | oz	1,599	1,450	1,300
Weighted average cost of capital, significant unobservable inputs, assets (in percent)	8.60%	9.10%
Change in weighted average cost of capital, significant unobservable inputs, assets (in basis points)	0.50%
Impairment and derecognition of tangible assets	$ 6	$ 0	$ 505
Accumulated amortisation and impairments
Disclosure of detailed information about property, plant and equipment [line items]
Impairment and derecognition of tangible assets	6		$ 505
Accumulated amortisation and impairments | Gramalote
Disclosure of detailed information about property, plant and equipment [line items]
Impairment and derecognition of tangible assets	1
Accumulated amortisation and impairments | Obuasi Assets [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment and derecognition of tangible assets	4
Accumulated amortisation and impairments | Corporate Assets
Disclosure of detailed information about property, plant and equipment [line items]
Impairment and derecognition of tangible assets	$ 1
Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives, significant unobservable inputs, assets	6 years
Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives, significant unobservable inputs, assets	29 years